T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.6%
Car Loan 7.5%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  435 424
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 396
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  93 91
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 108
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 177
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 105
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 212
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 387
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 475 471
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 315 314
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 260 255
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 475 462
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 401
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 319
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 135
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 168
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 135 130
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  155 143
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  340 315
Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 296
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 138
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 457
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 456
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 99
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 132
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 410
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 215
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 611
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 270
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  39 39
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 98
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 166
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 88 85
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  63 62
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 111 106
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 181 180
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 115 111

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  69 69
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 238
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  415 398
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 352
Santander Drive Auto Receivables Trust
Series 2022-4, Class C
5.00%, 11/15/29  435 428
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 323
Santander Drive Auto Receivables Trust
Series 2022-6, Class C
4.96%, 11/15/28  455 447
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 430 411
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 175
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 147
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 73
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 451
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 284
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 145
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  140 137
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 152
13,214
Other Asset-Backed Securities 5.1%
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 82 78
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 99 94
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%,
7/15/33 (1) 290 286
Par/Shares $ Value
(Amounts in 000s)
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%,
7/17/34 (1) 250 242
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 146 146
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 48 47
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 241 226
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 455
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 36 36
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 13 12
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.992%,
1/15/32 (1) 250 247
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 25 25
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.785%,
7/27/31 (1) 282 279
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 485 475
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.798%,
4/20/32 (1) 455 447
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.862%,
7/15/33 (1) 465 458
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.018%,
1/25/32 (1) 500 493
MMAF Equipment Finance
Series 2022-B, Class A3
5.61%, 7/10/28 (1) 155 158
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 102 95
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 11 11

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 19 18
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 5.715%,
10/18/30 (1) 250 246
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.195%,
10/18/30 (1) 255 246
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%,
1/20/32 (1) 400 392
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 5.845%,
4/22/29 (1) 445 440
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M USD LIBOR + 0.96%, 5.752%,
7/15/30 (1) 250 246
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 6.342%,
7/15/30 (1) 315 307
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 84 81
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 176
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 243 241
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 96 96
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.944%,
11/15/31 (1) 480 473
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 395 369
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 230 222
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 60 57
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 6.268%,
10/25/29 (1) 350 339
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.812%,
1/15/34 (1) 450 443
Par/Shares $ Value
(Amounts in 000s)
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.888%,
4/20/33 (1) 250 245
9,047
Student Loan 1.0%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 93 88
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 69 64
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 46 42
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 128 114
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 59 53
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 132 115
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 86 73
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 378 339
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 5.127%, 3/22/32  278 270
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 5.585%,
3/26/68 (1) 140 138
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 288 259
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 109 97
1,652
Total Asset-Backed Securities
(Cost $24,711) 23,913
CORPORATE BONDS 47.4%
FINANCIAL INSTITUTIONS 20.2%
Banking 12.5%
American Express, 2.25%, 3/4/25  445 422
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 391
Banco Santander, 3.496%, 3/24/25  200 192
Banco Santander, VR, 0.701%, 6/30/24 (2) 400 394
Bank of America, VR, 0.81%, 10/24/24 (2) 135 131
Bank of America, VR, 0.976%, 4/22/25 (2) 255 243
Bank of America, VR, 1.734%, 7/22/27 (2) 190 170
Bank of America, VR, 1.843%, 2/4/25 (2) 215 209

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 3.384%, 4/2/26 (2) 265 254
Bank of America, VR, 3.841%, 4/25/25 (2) 190 186
Bank of America, VR, 5.08%, 1/20/27 (2) 200 200
Bank of Ireland Group, 4.50%, 11/25/23 (1) 870 856
Bank of Montreal, 3.70%, 6/7/25  350 340
Bank of Montreal, Series H, 4.25%, 9/14/24  390 384
Bank of New York Mellon, VR, 4.414%,
7/24/26 (2) 225 222
Banque Federative du Credit Mutuel,
0.65%, 2/27/24 (1) 235 224
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 259
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 198
Barclays, VR, 1.007%, 12/10/24 (2) 245 236
Barclays, VR, 4.338%, 5/16/24 (2) 200 199
Barclays, VR, 5.304%, 8/9/26 (2) 200 196
Barclays, VR, 7.325%, 11/2/26 (2) 205 211
BPCE, 5.70%, 10/22/23 (1) 1,010 994
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 270 271
Capital One Financial, 3.90%, 1/29/24  145 142
Capital One Financial, 4.25%, 4/30/25  60 57
Capital One Financial, VR, 2.636%,
3/3/26 (2) 265 245
Capital One Financial, VR, 4.985%,
7/24/26 (2) 205 198
Citigroup, VR, 0.981%, 5/1/25 (2) 200 190
Citigroup, VR, 3.106%, 4/8/26 (2) 240 230
Citigroup, VR, 4.14%, 5/24/25 (2) 255 250
Credicorp, 2.75%, 6/17/25 (1) 200 187
Credit Agricole, FRN, 3M USD LIBOR +
1.02%, 5.836%, 4/24/23 (1) 470 470
Danske Bank, 5.375%, 1/12/24 (1) 350 348
Danske Bank, VR, 1.226%, 6/22/24 (1)(2) 200 198
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 200 195
Discover Bank, 4.20%, 8/8/23  250 249
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 335 329
Goldman Sachs Group, 3.50%, 4/1/25  250 242
Goldman Sachs Group, VR, 0.925%,
10/21/24 (2) 325 315
Goldman Sachs Group, VR, 1.757%,
1/24/25 (2) 265 257
Goldman Sachs Group, VR, 4.482%,
8/23/28 (2) 210 205
HDFC Bank, 5.686%, 3/2/26  250 253
HSBC Holdings, 4.25%, 3/14/24  200 195
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 200 194
HSBC Holdings, VR, 2.099%, 6/4/26 (2) 375 345
JPMorgan Chase, FRN, SOFR + 0.885%,
5.506%, 4/22/27  75 74
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 225 213
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 460 433
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 440 429
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (2) 400 377
Mitsubishi UFJ Financial Group, VR,
5.063%, 9/12/25 (2) 220 219
Morgan Stanley, FRN, SOFR + 0.455%,
5.108%, 1/25/24  125 125
Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, FRN, SOFR + 0.466%,
5.188%, 11/10/23  295 294
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 235 235
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 195 182
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 250 237
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 220 216
Morgan Stanley, VR, 5.05%, 1/28/27 (2) 105 104
Morgan Stanley, VR, 6.138%, 10/16/26 (2) 250 254
NatWest Markets, 2.375%, 5/21/23 (1) 465 463
Northern Trust, 3.95%, 10/30/25  155 148
PNC Financial Services Group, VR, 4.758%,
1/26/27 (2) 200 197
PNC Financial Services Group, VR, 5.671%,
10/28/25 (2) 335 335
Santander Holdings USA, VR, 2.49%,
1/6/28 (2) 190 165
Standard Chartered, VR, 1.822%,
11/23/25 (1)(2) 200 186
State Street, VR, 4.857%, 1/26/26 (2) 115 115
Svenska Handelsbanken, VR, 1.418%,
6/11/27 (1)(2) 250 223
Swedbank, 1.30%, 6/2/23 (1) 365 362
Synchrony Financial, 4.25%, 8/15/24  485 448
Toronto-Dominion Bank, 0.70%, 9/10/24  350 329
Toronto-Dominion Bank, 4.285%, 9/13/24  460 455
Truist Financial, FRN, SOFR + 0.40%,
5.202%, 6/9/25  165 158
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 355 346
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 145 146
UBS, 0.70%, 8/9/24 (1) 205 191
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 200 172
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 200 193
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 235 229
Wells Fargo, VR, 1.654%, 6/2/24 (2) 215 213
Wells Fargo, VR, 2.188%, 4/30/26 (2) 205 192
Wells Fargo, VR, 3.526%, 3/24/28 (2) 170 160
Wells Fargo, VR, 3.908%, 4/25/26 (2) 280 272
Wells Fargo, VR, 4.54%, 8/15/26 (2) 275 270
22,036
Brokerage Asset Managers
Exchanges 0.4%
Charles Schwab, 2.45%, 3/3/27  495 443
LSEGA Financing, 0.65%, 4/6/24 (1) 320 304
747
Finance Companies 1.8%
AerCap Ireland Capital, 1.65%, 10/29/24  485 452
AerCap Ireland Capital, 4.50%, 9/15/23  400 397
AerCap Ireland Capital, 4.875%, 1/16/24  300 295
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 177
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 235
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 73
Avolon Holdings Funding, 5.125%,
10/1/23 (1) 325 322
GATX, 3.25%, 9/15/26  342 325
GATX, 4.35%, 2/15/24  360 356
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 228

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 4.125%,
7/15/23 (1) 200 199
3,059
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 380
380
Insurance 4.2%
American International Group, 2.50%,
6/30/25  220 208
Athene Global Funding, 1.716%, 1/7/25 (1) 435 405
Athene Global Funding, 2.514%, 3/8/24 (1) 535 516
Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1) 545 538
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 191
CNO Global Funding, 1.65%, 1/6/25 (1) 240 224
CNO Global Funding, 1.75%, 10/7/26 (1) 355 318
Corebridge Financial, 3.50%, 4/4/25 (1) 205 197
Elevance Health, 5.35%, 10/15/25  85 86
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 241
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 340
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 32
First American Financial, 4.60%, 11/15/24  450 444
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 303
Humana, 0.65%, 8/3/23  135 133
Humana, 1.35%, 2/3/27  90 79
Humana, 3.85%, 10/1/24  180 177
Humana, 4.50%, 4/1/25  145 145
Humana, 5.75%, 3/1/28  85 88
Jackson Financial, 1.125%, 11/22/23  270 261
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 271
Marsh & McLennan, 3.75%, 3/14/26  45 44
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 329
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 212
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 158
Trinity Acquisition, 4.625%, 8/15/23  343 341
UnitedHealth Group, 3.70%, 5/15/27  280 274
UnitedHealth Group, 4.25%, 1/15/29  350 348
UnitedHealth Group, 5.15%, 10/15/25  245 249
UnitedHealth Group, 5.25%, 2/15/28  175 183
Willis North America, 3.60%, 5/15/24  90 89
7,424
Real Estate Investment Trusts 1.1%
Essex Portfolio, 3.25%, 5/1/23  470 469
Kimco Realty OP, 2.70%, 3/1/24  465 452
Public Storage, FRN, SOFR + 0.47%,
5.091%, 4/23/24  115 114
Realty Income, 3.875%, 7/15/24  450 437
Realty Income, 5.05%, 1/13/26  65 65
Par/Shares $ Value
(Amounts in 000s)
WP Carey, 4.00%, 2/1/25  465 456
1,993
Total Financial Institutions 35,639
INDUSTRIAL 24.4%
Basic Industry 1.7%
ArcelorMittal, 3.60%, 7/16/24  100 98
Celanese U.S. Holdings, 5.90%, 7/5/24  440 440
Celanese U.S. Holdings, 6.05%, 3/15/25  545 548
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 196
Ecolab, 1.65%, 2/1/27  100 91
Ecolab, 5.25%, 1/15/28  290 301
LYB International Finance III, 1.25%,
10/1/25  177 161
Nucor, 2.00%, 6/1/25  80 75
Nucor, 3.95%, 5/23/25  125 123
Nutrien, 4.90%, 3/27/28  110 110
POSCO, 4.375%, 8/4/25  450 443
Sherwin-Williams, 4.05%, 8/8/24  75 74
Sherwin-Williams, 4.25%, 8/8/25  110 109
Westlake, 0.875%, 8/15/24  205 193
2,962
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%,
5/17/25  185 181
Amphenol, 2.05%, 3/1/25  220 209
Amphenol, 4.75%, 3/30/26  95 95
Carrier Global, 2.242%, 2/15/25  64 61
Martin Marietta Materials, 0.65%, 7/15/23  195 192
Parker-Hannifin, 3.65%, 6/15/24  400 393
Regal Rexnord, 6.05%, 2/15/26 (1) 170 171
Republic Services, 2.50%, 8/15/24  220 213
Republic Services, 4.875%, 4/1/29  80 81
1,596
Communications 4.8%
American Tower, 2.40%, 3/15/25  170 161
Charter Communications Operating,
4.908%, 7/23/25  955 945
Comcast, 5.25%, 11/7/25  105 107
Cox Communications, 2.95%, 6/30/23 (1) 615 611
Cox Communications, 3.15%, 8/15/24 (1) 450 438
Crown Castle, 1.05%, 7/15/26  255 224
Crown Castle, 2.90%, 3/15/27  220 204
Crown Castle, 3.15%, 7/15/23  345 343
Crown Castle, 5.00%, 1/11/28  85 86
KT, 4.00%, 8/8/25 (1) 450 441
NTT Finance, 4.142%, 7/26/24 (1) 200 198
NTT Finance, 4.239%, 7/25/25 (1) 200 197
Rogers Communications, 3.20%,
3/15/27 (1) 310 291
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 100
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 77
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 308
SBA Tower Trust, 6.599%, 1/15/28 (1) 155 159
SBA Tower Trust, Series 2014-2A, Class C,
STEP, 3.869%, 10/15/49 (1) 110 107
SES, 3.60%, 4/4/23 (1) 455 455
Sky, 3.75%, 9/16/24 (1) 975 946

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 2.25%, 2/15/26  195 181
T-Mobile USA, 3.50%, 4/15/25  265 257
Take-Two Interactive Software, 3.30%,
3/28/24  220 215
Take-Two Interactive Software, 3.55%,
4/14/25  75 73
Verizon Communications, 1.45%, 3/20/26  270 249
Verizon Communications, 2.625%, 8/15/26  395 372
Warnermedia Holdings, 3.755%,
3/15/27 (1) 700 659
Warnermedia Holdings, 6.412%, 3/15/26  125 126
8,530
Consumer Cyclical 4.1%
7-Eleven, 0.80%, 2/10/24 (1) 135 129
Advance Auto Parts, 5.90%, 3/9/26  60 61
Aptiv, 2.396%, 2/18/25  205 196
AutoZone, 3.625%, 4/15/25  120 117
Daimler Truck Finance North America,
1.625%, 12/13/24 (1) 260 246
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 151
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 150
General Motors Financial, 2.90%, 2/26/25  485 463
Genuine Parts, 1.75%, 2/1/25  105 99
Hyatt Hotels, 1.30%, 10/1/23  140 137
Hyundai Capital America, 0.80%, 1/8/24 (1) 160 154
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 76
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 103
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 120
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 160
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 188
Lowe's, 3.35%, 4/1/27  80 77
Lowe's, 4.40%, 9/8/25  305 303
Lowe's, 4.80%, 4/1/26  175 176
Marriott International, 3.60%, 4/15/24  425 418
Marriott International, 3.75%, 3/15/25  55 54
Marriott International, 4.90%, 4/15/29  55 54
Marriott International, 5.75%, 5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190
Mercedes-Benz Finance North America,
4.95%, 3/30/25 (1) 150 150
Nissan Motor, 3.043%, 9/15/23 (1) 665 656
Nordstrom, 2.30%, 4/8/24  35 33
QVC, 4.85%, 4/1/24  360 288
Ross Stores, 0.875%, 4/15/26  155 139
Ross Stores, 4.60%, 4/15/25  670 668
Starbucks, 4.75%, 2/15/26  215 216
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 177
Toyota Motor Credit, 3.95%, 6/30/25  415 407
Toyota Motor Credit, 4.80%, 1/10/25  270 272
Volkswagen Group of America Finance,
3.125%, 5/12/23 (1) 200 199
Par/Shares $ Value
(Amounts in 000s)
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 196
7,278
Consumer Non-Cyclical 6.5%
AbbVie, 2.60%, 11/21/24  715 689
AbbVie, 2.95%, 11/21/26  510 485
AbbVie, 3.20%, 5/14/26  45 43
AmerisourceBergen, 3.40%, 5/15/24  455 446
Amgen, 5.15%, 3/2/28  200 204
Amgen, 5.25%, 3/2/25  95 96
Anheuser-Busch, 3.65%, 2/1/26  285 280
Astrazeneca Finance, 1.20%, 5/28/26  320 292
BAT International Finance, 1.668%, 3/25/26  225 203
BAT International Finance, 4.448%, 3/16/28  460 434
Baxter International, 0.868%, 12/1/23  350 341
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 250 247
Becton Dickinson & Company, 3.363%,
6/6/24  336 330
Becton Dickinson & Company, 3.734%,
12/15/24  78 76
Becton Dickinson & Company, 4.693%,
2/13/28  375 377
Brunswick, 0.85%, 8/18/24  290 270
Cardinal Health, 3.079%, 6/15/24  180 176
Cardinal Health, 3.50%, 11/15/24  215 210
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 680 647
Constellation Brands, 3.60%, 5/9/24  225 222
CSL Finance, 3.85%, 4/27/27 (1) 90 87
CVS Health, 2.875%, 6/1/26  115 109
CVS Health, 3.00%, 8/15/26  105 100
CVS Health, 5.00%, 2/20/26  255 258
Diageo Capital, 5.20%, 10/24/25  200 203
HCA, 3.125%, 3/15/27 (1) 260 242
HCA, 5.375%, 2/1/25  120 120
Imperial Brands Finance, 3.125%,
7/26/24 (1) 480 465
Imperial Brands Finance, 4.25%,
7/21/25 (1) 200 194
JDE Peet's, 0.80%, 9/24/24 (1) 150 139
Kenvue, 5.35%, 3/22/26 (1) 115 118
Kenvue, 5.50%, 3/22/25 (1) 215 219
Mars, 2.70%, 4/1/25 (1) 175 168
Mondelez International, 2.625%, 3/17/27  190 177
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 198
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 46
PerkinElmer, 0.85%, 9/15/24  715 672
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 649
Philip Morris International, 5.00%, 11/17/25  140 141
Philip Morris International, 5.125%,
11/15/24  270 273
Royalty Pharma, 0.75%, 9/2/23  215 211
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  168 166
Viatris, 1.65%, 6/22/25  140 129
Zoetis, 5.40%, 11/14/25  215 219
11,371

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Energy 3.0%
Aker BP, 2.00%, 7/15/26 (1) 200 179
Aker BP, 3.00%, 1/15/25 (1) 360 346
Canadian Natural Resources, 2.05%,
7/15/25  335 314
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  395 397
Devon Energy, 8.25%, 8/1/23  130 131
Enbridge, 2.15%, 2/16/24  315 306
Enbridge, 2.50%, 1/15/25  265 253
Enbridge, 2.50%, 2/14/25  150 144
Energy Transfer, 2.90%, 5/15/25  65 62
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 174
Energy Transfer, 5.875%, 1/15/24  610 610
Energy Transfer, Series 5Y, 4.20%, 9/15/23  85 84
Eni, Series X-R, 4.00%, 9/12/23 (1) 470 464
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 50 49
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 97
Pioneer Natural Resources, 0.55%, 5/15/23  140 139
Pioneer Natural Resources, 5.10%, 3/29/26  165 165
Sabine Pass Liquefaction, 5.625%, 3/1/25  320 322
Sabine Pass Liquefaction, 5.75%, 5/15/24  300 300
Schlumberger Finance Canada, 1.40%,
9/17/25  80 74
TransCanada PipeLines, 6.203%, 3/9/26  415 418
Williams, 4.30%, 3/4/24  75 74
Williams, 5.40%, 3/2/26  160 163
5,280
Technology 2.3%
Analog Devices, FRN, SOFR + 0.25%,
5.099%, 10/1/24  70 69
CDW, 5.50%, 12/1/24  75 75
Fidelity National Information Services,
0.60%, 3/1/24  130 124
Fidelity National Information Services,
4.50%, 7/15/25  135 133
Fortinet, 1.00%, 3/15/26  160 144
Intel, 4.875%, 2/10/26  180 182
Marvell Technology, 4.20%, 6/22/23  255 254
Microchip Technology, 0.972%, 2/15/24  300 288
Microchip Technology, 0.983%, 9/1/24  220 208
Microchip Technology, 2.67%, 9/1/23  250 247
NXP, 2.70%, 5/1/25  205 195
NXP, 3.875%, 6/18/26  155 149
NXP, 4.40%, 6/1/27  35 34
NXP, 4.875%, 3/1/24  250 248
Oracle, 5.80%, 11/10/25  140 143
Qorvo, 1.75%, 12/15/24 (1) 125 116
Roper Technologies, 2.35%, 9/15/24  90 87
Roper Technologies, 3.65%, 9/15/23  75 74
S&P Global, 2.45%, 3/1/27  510 477
Skyworks Solutions, 0.90%, 6/1/23  70 69
VMware, 0.60%, 8/15/23  165 162
Western Union, 2.85%, 1/10/25  525 501
Workday, 3.50%, 4/1/27  120 114
4,093
Par/Shares $ Value
(Amounts in 000s)
Transportation 1.1%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  302 281
Canadian Pacific Railway, 1.35%, 12/2/24  315 297
Canadian Pacific Railway, 1.75%, 12/2/26  135 121
HPHT Finance, 2.875%, 11/5/24  600 581
Penske Truck Leasing, 3.45%, 7/1/24 (1) 172 167
Triton Container International, 0.80%,
8/1/23 (1) 325 318
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  186 166
1,931
Total Industrial 43,041
UTILITY 2.8%
Electric 2.3%
AES, 3.30%, 7/15/25 (1) 190 180
Alexander Funding Trust, 1.841%,
11/15/23 (1) 225 218
Constellation Energy Generation, 5.60%,
3/1/28  145 149
DTE Energy, STEP, 4.22%, 11/1/24  240 237
Enel Finance International, 1.375%,
7/12/26 (1) 265 237
Enel Finance International, 2.65%,
9/10/24 (1) 405 391
Enel Finance International, 6.80%,
10/14/25 (1) 200 206
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 280
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 228
NextEra Energy Capital Holdings, 6.051%,
3/1/25  115 117
NRG Energy, 3.75%, 6/15/24 (1) 155 150
Pacific Gas & Electric, 3.50%, 6/15/25  220 209
Vistra Operations, 3.55%, 7/15/24 (1) 1,150 1,109
Vistra Operations, 5.125%, 5/13/25 (1) 285 278
3,989
Natural Gas 0.5%
APA Infrastructure, 4.20%, 3/23/25 (1) 535 525
NiSource, 5.25%, 3/30/28  60 61
Sempra Energy, 3.30%, 4/1/25  175 168
Southern California Gas, 2.95%, 4/15/27  185 173
927
Total Utility 4,916
Total Corporate Bonds
(Cost $86,462) 83,596
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Government Sponsored 0.3%
Federal Home Loan Banks, 5.00%, 2/28/25  630 639
639
Owned No Guarantee 1.5%
Bank Mandiri Persero, 5.50%, 4/4/26  260 260
DAE Funding, 1.55%, 8/1/24 (1) 200 188
Israel Electric, Series 6, 5.00%, 11/12/24  450 443

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 440
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 490 483
NBN, 1.45%, 5/5/26 (1) 405 366
QNB Finance, 2.625%, 5/12/25  450 429
2,609
Total Foreign Government Obligations &
Municipalities
(Cost $3,288) 3,248
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 192
Total Municipal Securities
(Cost $200) 192
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.7%
Collateralized Mortgage
Obligations 7.2%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 27 25
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 36 32
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 131 109
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 37 31
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 107 89
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 90 74
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 110 87
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 102 79
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 255 220
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 198 172
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 150 130
Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 279 244
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 88 77
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 136 122
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 80 66
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 97 84
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 59 50
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 107 87
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 6.045%, 1/25/30  13 13
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.56%, 12/25/41 (1) 246 243
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 6.66%, 3/25/42 (1) 203 203
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.56%, 3/25/42 (1) 130 130
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.31%, 5/25/42 (1) 223 227
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 7.518%, 6/25/42 (1) 233 237
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.11%, 7/25/42 (1) 94 95
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 30 27
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 54 46
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 54 46
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.11%, 4/25/34 (1) 118 117
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 21 19
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 36 30

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 36 29
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 222 178
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 65 51
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%,
3/25/50 (1) 142 130
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 200 172
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46 (1) 64 61
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.863%, 5/25/47 (1) 33 32
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 48 43
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 15 14
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 22 21
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 207
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 281
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.207%, 7/25/44 (1) 4 4
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 217 187
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 285 246
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 441 381
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 192 167
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 111 86
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 363 348
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 102 91
Par/Shares $ Value
(Amounts in 000s)
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 172 148
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 58 52
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 56 46
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 132 114
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 389 336
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 100 79
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 5.456%,
6/25/59 (1) 22 21
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 5.795%,
2/25/60 (1) 35 33
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 103 89
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 27 23
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 61 54
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 208 179
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 205 177
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 309 269
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 30 28
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 5 5
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 3 2
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 45 39
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 135 121

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 236 223
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 105 94
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 276 228
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 5.36%, 8/25/33 (1) 5 5
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.21%, 1/25/34 (1) 86 85
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.36%, 11/25/41 (1) 90 85
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 5.26%, 8/25/33 (1) — —
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 5.56%, 1/25/42 (1) 166 163
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.56%, 4/25/42 (1) 259 259
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 6.76%, 5/25/42 (1) 300 302
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.51%, 6/25/42 (1) 284 289
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 6.71%, 9/25/42 (1) 93 93
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.66%, 3/25/42 (1) 316 316
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 6.86%, 8/25/42 (1) 140 140
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 65 55
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 425 398
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 68 58
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 422 364
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59 (1) 192 183
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 184 174
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 250 236
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 32 30
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 42 35
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 56 46
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 40 32
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 73 62
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 96 75
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 358 303
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 26 23
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 77 66
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 308 259
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 246 215
12,651
Commercial Mortgage-Backed
Securities 5.1%
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 6.684%,
9/15/38 (1) 190 171
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 5.483%,
6/15/38 (1) 120 111
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.281%, 10/15/34 (1) 510 500
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 7.167%, 2/15/39 (1) 105 99
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 5.834%,
9/15/38 (1) 200 187

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 6.585%,
8/15/38 (1) 175 149
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 5.862%, 10/15/36 (1) 102 100
BX Commercial Mortgage Trust
Series 2021-CIP, Class A, ARM
1M USD LIBOR + 0.921%, 5.605%,
12/15/38 (1) 240 231
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 6.085%,
6/15/38 (1) 143 134
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 5.817%, 1/17/39 (1) 190 182
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 7.968%, 6/15/27 (1) 260 254
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 6.33%,
10/15/36 (1) 145 136
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35 (1) 500 456
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 205 182
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 150 132
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 5.984%,
11/15/37 (1) 256 248
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 202
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.698%, 8/10/47 (1) 250 215
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 275
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 428
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 94
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 112 101
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 6.385%,
7/15/38 (1) 190 184
Par/Shares $ Value
(Amounts in 000s)
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 5.484%,
2/15/38 (1) 140 128
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 5.975%, 12/15/36 (1) 325 318
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.574%, 12/15/36 (1) 390 379
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 6.285%,
5/15/26 (1) 160 141
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.534%,
9/15/29 (1) 355 313
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.455%,
10/15/33 (1) 255 223
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 6.855%,
10/15/33 (1) 210 175
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 6.691%, 8/15/38 (1) 243 226
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M TSFR + 1.114%, 5.942%, 12/15/37 (1) 188 179
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M TSFR + 1.364%, 6.192%, 12/15/37 (1) 75 71
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 130
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 287
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 710 617
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 6.484%,
12/15/36 (1) 130 102
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.891%, 3/15/36 (1) 315 289
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.041%, 3/15/36 (1) 170 156
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  62 60

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 432
8,997
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 401 387
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 123 116
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 41 40
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 25 25
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 68 66
634
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $24,650) 22,282
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U.S. Government Agency
Obligations 2.2%
Federal Home Loan Mortgage
3.50%, 3/1/46  92 86
5.00%, 12/1/23 - 7/1/25  1 1
5.50%, 4/1/23 - 10/1/38  3 3
6.00%, 9/1/34 - 9/1/35  64 67
7.00%, 3/1/39  57 60
7.50%, 6/1/38  55 58
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.85%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 3.26%, 6/1/38  11 11
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  2 2
12M USD LIBOR + 1.733%, 3.591%,
10/1/36  5 5
12M USD LIBOR + 1.739%, 3.124%, 5/1/38  6 5
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  1 1
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  3 3
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  2 2
12M USD LIBOR + 2.03%, 4.275%, 11/1/36  2 2
12M USD LIBOR + 2.083%, 4.582%, 2/1/38  7 7
1Y CMT + 2.245%, 4.37%, 1/1/36  5 5
1Y CMT + 2.25%, 3.928%, 10/1/36  1 1
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  45 43
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  212 184
3.00%, 11/1/34  153 145
4.00%, 12/1/49  34 33
Par/Shares $ Value
(Amounts in 000s)
4.50%, 9/1/37 - 5/1/50  88 88
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  2 2
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  1 1
12M USD LIBOR + 1.584%, 3.834%,
12/1/35  5 5
12M USD LIBOR + 1.601%, 3.713%, 7/1/36  5 5
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  1 1
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  5 5
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  2 2
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  17 17
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  6 6
12M USD LIBOR + 1.892%, 4.142%,
12/1/35  2 1
12M USD LIBOR + 1.922%, 3.199%, 5/1/38  6 6
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  108 90
2.50%, 1/1/52  197 170
3.00%, 1/1/27 - 6/1/52  437 397
3.50%, 3/1/28 - 1/1/52  127 120
4.00%, 11/1/49 - 9/1/52  363 348
4.50%, 12/1/40 - 8/1/52  944 933
5.00%, 9/1/23 - 6/1/35  169 172
5.50%, 9/1/23 - 5/1/40  207 214
6.00%, 3/1/34 - 4/1/40  396 412
6.50%, 7/1/32 - 12/1/32  48 50
3,785
U.S. Government Obligations 1.2%
Government National Mortgage Assn.
2.00%, 3/20/52  21 18
3.00%, 9/20/47  703 648
3.50%, 10/20/52  363 340
4.00%, 10/20/50 - 10/20/52  130 126
4.50%, 10/20/52  346 341
5.00%, 12/20/34 - 11/20/47  242 248
5.50%, 3/20/48 - 3/20/49  40 42
Government National Mortgage Assn., TBA,
5.50%, 4/20/53 (3) 365 369
2,132
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $6,199) 5,917
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.3%
Treasuries 19.3%
U.S. Treasury Notes, 1.75%, 3/15/25  5,090 4,867
U.S. Treasury Notes, 2.75%, 5/15/25 (4) 10,380 10,106
U.S. Treasury Notes, 2.875%, 6/15/25  10,000 9,762
U.S. Treasury Notes, 4.00%, 12/15/25  1,525 1,531
U.S. Treasury Notes, 4.125%, 1/31/25  1,215 1,215
U.S. Treasury Notes, 4.25%, 12/31/24  1,090 1,091
U.S. Treasury Notes, 4.50%, 11/15/25  2,635 2,674

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 2/28/25 (5) 2,685 2,711
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $34,534) 33,957
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund,
4.82% (6)(7) 2,369 2,369
Total Short-Term Investments
(Cost $2,369) 2,369
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund,
4.82% (6)(7) 2,501 2,501
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 2,501
Total Securities Lending Collateral
(Cost $2,501) 2,501
Total Investments in Securities 101.0%
(Cost $184,914) $ 177,975
Other Assets Less Liabilities (1.0)% (1,750)
Net Assets 100.0% $ 176,225
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $64,825 and represents
36.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $369 and represents 0.2% of net assets.
(4) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) All or a portion of this security is on loan at March 31, 2023.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation

T. ROWE PRICE Limited-Term Bond Portfolio

.
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (6) (4) (2)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (17) (14) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (8) (6) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (18) (14) (4)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 12/16/72 4,298 100 120 (20)
Total Bilateral Credit Default Swaps, Protection Bought 82 (31)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: Enbridge, Baa1*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,750 3 (5) 8
Total Bilateral Credit Default Swaps, Protection Sold (5) 8
Total Bilateral Swaps 77 (23)
* Credit ratings as of March 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 48 U.S. Treasury Notes five year contracts 6/23 (5,257) $ (112)
Short, 21 U.S. Treasury Notes ten year contracts 6/23 (2,413) (70)
Long, 178 U.S. Treasury Notes two year contracts 6/23 36,749 417
Short, 4 Ultra U.S. Treasury Bonds contracts 6/23 (565) (24)
Short, 21 Ultra U.S. Treasury Notes ten year contracts 6/23 (2,544) (79)
Net payments (receipts) of variation margin to date (142)
Variation margin receivable (payable) on open futures contracts $ (10)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 20++
Totals $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 1,885  ¤  ¤ $ 4,870
Total $ 4,870^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $20 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $4,870.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Limited-Term Bond Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E303-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 173,105 $ — $ 173,105
Short-Term Investments 2,369 — — 2,369
Securities Lending Collateral 2,501 — — 2,501
Total Securities 4,870 173,105 — 177,975
Swaps — 103 — 103
Futures Contracts* 417 — — 417
Total $ 5,287 $ 173,208 $ — $ 178,495
Liabilities
Swaps $ — $ 49 $ — $ 49
Futures Contracts* 285 — — 285
Total $ 285 $ 49 $ — $ 334
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.